Condensed financial information of the parent company - Statement of profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	€ 7,184	€ 6,725	€ 6,152
Other expenses	4,937	4,839	5,047
Total expenses	13,315	12,084	13,060
Interest and other financial income	9,685	7,741	3,934
Interest and other financial expenses	(8,993)	(7,726)	(3,762)
Result before taxation	7,772	6,037	17,358
Taxation	2,181	1,662	5,130
Net result	5,592	4,374	12,228
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	0	0	0
Other expenses	8	7	9
Total expenses	8	7	8
Interest and other financial income	2,497	2,003	1,466
Valuation results	0	0	(1)
Interest and other financial expenses	(2,217)	(1,828)	(1,450)
Net interest and other financial income	281	174	15
Result before taxation	273	167	7
Taxation	70	43	2
Net result	202	124	5
Result from (disposal of) group companies and participating interests after taxation	5,132	4,016	12,121
Net result	€ 5,334	€ 4,140	€ 12,126